DEBT (Details 1) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended			12 Months Ended
		Dec. 31, 2016	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Beginning			$ 169,158
Contractual liabilities, Accretion Expense			19,403		$ 4,346	$ 10,121	$ 0	$ 0
Balance Ending		$ 169,158	139,978			169,158
Balance Beginning		15,199	4,383
Debt discount and issuance costs, PIK Accrual			33,629		5,020	13,356	829	742
Balance Ending		4,383				4,383
Write-off of debt discount and issuance costs		(433) [1]	(9,861)	[2]	0	0	0	$ (138)
Net discount		81,094	1,250		$ 0	81,094
Net carrying value		88,064	80,156			88,064	$ 14,814
Funded Debt [Member]
Balance Beginning		75,301	169,158
Balance Ending		169,158	139,978			169,158
Balance Beginning		50,701	90,534
Balance Ending		90,534	85,770			90,534
Write-off of debt discount and issuance costs	[3]	(9,440)
Net discount		81,094	59,822			81,094
Net carrying value		88,064	80,156			88,064
Principal Balance [Member] | Funded Debt [Member]
Balance Beginning		30,000	107,900
Balance Ending		107,900	74,945			107,900
Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Balance Beginning		45,301	55,258
Balance Ending		55,258	61,033			55,258
Balance Beginning		45,301	55,258
Balance Ending		55,258	53,553			55,258
Mandatory Consulting Fees [Member] | Funded Debt [Member]
Balance Beginning		0	6,000
Balance Ending		6,000	4,000			6,000
Original issue discount [Member] | Funded Debt [Member]
Balance Beginning		600	2,150
Balance Ending		2,150	1,881			2,150
Origination fee [Member]
Balance Beginning		4,750	875
Balance Ending		875				875
Origination fee [Member] | Funded Debt [Member]
Balance Beginning		1,500	5,375
Balance Ending		5,375	4,702			5,375
Amendment fee [Member]
Balance Beginning		0	1,400
Balance Ending		1,400				1,400
Amendment fee [Member] | Funded Debt [Member]
Balance Beginning		0	8,600
Balance Ending		8,600	8,595			8,600
Fair value of warrants [Member]
Balance Beginning		6,724	1,239
Balance Ending		1,239				1,239
Fair value of warrants [Member] | Funded Debt [Member]
Balance Beginning		2,123	7,608
Balance Ending		7,608	6,656			7,608
Consulting fees to lenders [Member] | Funded Debt [Member]
Balance Beginning		480	7,720
Balance Ending		7,720	6,754			7,720
Other issuance costs [Member]
Balance Beginning		2,205	589
Balance Ending		589				589
Other issuance costs [Member] | Funded Debt [Member]
Balance Beginning		697	3,823
Balance Ending		3,823	3,629			3,823
Cumulative accretion [Member] | Funded Debt [Member]
Balance Beginning			(9,440)
Balance Ending		(9,440)	(25,948)			$ (9,440)
Payment in Kind (PIK) Note [Member] | Funded Debt [Member]
Contractual liabilities, PIK Accrual		900	2,038
Debt discount and issuance costs, PIK Accrual		0	0
Net discount			0
Net carrying value			2,038
Payment in Kind (PIK) Note [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, PIK Accrual		900	2,038
Payment in Kind (PIK) Note [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, PIK Accrual		0	0
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual		0	0
Payment in Kind (PIK) Note [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, PIK Accrual			0
Amendment Fees [Member]
Debt discount and issuance costs, Amendment/Fees		1,583
Amendment Fees [Member] | Funded Debt [Member]
Contractual liabilities, Amendment/Fees		0	0
Debt discount and issuance costs, Amendment/Fees		9,927	1,362
Net discount			1,362
Net carrying value			(1,362)
Amendment Fees [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Amendment/Fees		0	0
Amendment Fees [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Amendment/Fees		0	0
Debt discount and issuance costs, Amendment/Fees		0	0
Amendment Fees [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Amendment/Fees		0	0
Amendment Fees [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		0	0
Amendment Fees [Member] | Origination fee [Member]
Debt discount and issuance costs, Amendment/Fees		0
Amendment Fees [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		0	0
Amendment Fees [Member] | Amendment fee [Member]
Debt discount and issuance costs, Amendment/Fees		1,400
Amendment Fees [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		8,600	1,075
Amendment Fees [Member] | Fair value of warrants [Member]
Debt discount and issuance costs, Amendment/Fees		0
Amendment Fees [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		0	0
Amendment Fees [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		0	0
Amendment Fees [Member] | Other issuance costs [Member]
Debt discount and issuance costs, Amendment/Fees		183
Amendment Fees [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees		1,327	287
Amendment Fees [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, Amendment/Fees			0
Liability Adjustment [Member] | Funded Debt [Member]
Contractual liabilities, Liability Adjustments		15,957	5,775
Debt discount and issuance costs, Liability Adjustments		15,957	5,775
Net discount			5,775
Net carrying value			0
Liability Adjustment [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Liability Adjustments		0	0
Liability Adjustment [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Liability Adjustments		9,957	5,775
Debt discount and issuance costs, Liability Adjustments		9,957	5,775
Liability Adjustment [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Liability Adjustments		6,000	0
Liability Adjustment [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		0	0
Liability Adjustment [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		0	0
Liability Adjustment [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		0	0
Liability Adjustment [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		0	0
Liability Adjustment [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		6,000	0
Liability Adjustment [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments		0	0
Liability Adjustment [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, Liability Adjustments			0
Principal Schedule [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Scheduled		77,500	(15,500)
Debt discount and issuance costs, Principal Reductions Scheduled		1,550	0
Net discount			0
Net carrying value			(15,500)
Principal Schedule [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Scheduled		77,500	(13,500)
Principal Schedule [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Scheduled		0	0
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Scheduled		0	(2,000)
Principal Schedule [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		1,550	0
Principal Schedule [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled		0	0
Principal Schedule [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Scheduled			0
Principal Prepayments [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Prepayments		(500)	(21,493)
Debt discount and issuance costs, Principal Reductions Prepayments		0	(11,901)
Net discount			(9,861)
Net carrying value			(11,632)
Principal Prepayments [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Prepayments		(500)	(21,493)	[4]
Principal Prepayments [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Prepayments		0	0
Debt discount and issuance costs, Principal Reductions Prepayments		0	(7,480)	[5]
Principal Prepayments [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Principal Reductions Prepayments		0	0
Principal Prepayments [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(269)	[5]
Principal Prepayments [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(673)	[5]
Principal Prepayments [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(1,080)	[5]
Principal Prepayments [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(952)	[5]
Principal Prepayments [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(966)	[5]
Principal Prepayments [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments		0	(481)	[5]
Principal Prepayments [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, Principal Reductions Prepayments	[5]		2,040
Funding Transfers [Member]
Debt discount and issuance costs, Funding Transfers	[6]	(12,399)
Funding Transfers [Member] | Funded Debt [Member]
Contractual liabilities, Funding Transfers	[7]	0
Debt discount and issuance costs, Funding Transfers	[7]	12,399
Funding Transfers [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Funding Transfers	[7]	0
Funding Transfers [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Funding Transfers	[7]	0
Debt discount and issuance costs, Funding Transfers	[7]	0
Funding Transfers [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Funding Transfers	[7]	0
Funding Transfers [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	0
Funding Transfers [Member] | Origination fee [Member]
Debt discount and issuance costs, Funding Transfers	[6]	(3,875)
Funding Transfers [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	3,875
Funding Transfers [Member] | Amendment fee [Member]
Debt discount and issuance costs, Funding Transfers	[6]	0
Funding Transfers [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	0
Funding Transfers [Member] | Fair value of warrants [Member]
Debt discount and issuance costs, Funding Transfers	[6]	(5,485)
Funding Transfers [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	5,485
Funding Transfers [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	1,240
Funding Transfers [Member] | Other issuance costs [Member]
Debt discount and issuance costs, Funding Transfers	[6]	(1,799)
Funding Transfers [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Funding Transfers	[7]	$ 1,799
Accretion Expense [Member] | Funded Debt [Member]
Contractual liabilities, Accretion Expense			0
Debt discount and issuance costs, Accretion Expenses			0
Net discount			(18,548)
Net carrying value			18,548
Accretion Expense [Member] | Principal Balance [Member] | Funded Debt [Member]
Contractual liabilities, Accretion Expense			0
Accretion Expense [Member] | Mandatory Trigger Event Exit Fees [Member] | Funded Debt [Member]
Contractual liabilities, Accretion Expense			0
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Mandatory Consulting Fees [Member] | Funded Debt [Member]
Contractual liabilities, Accretion Expense			0
Accretion Expense [Member] | Original issue discount [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Origination fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Amendment fee [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Fair value of warrants [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Consulting fees to lenders [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Other issuance costs [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			0
Accretion Expense [Member] | Cumulative accretion [Member] | Funded Debt [Member]
Debt discount and issuance costs, Accretion Expenses			$ (18,548)

[1]	Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.
[2]	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.
[3]	Consists of $8.4 million of accretion related to funded debt, plus a $1.1 million transfer of amortization from the unfunded debt issuance costs in October 2016 in connection with the Amendment.
[4]	Mandatory principal prepayments in the aggregate of $21.5 million, are comprised of (i) $14.1 million in April 2017 in connection with the insurance settlement discussed in Note 8, (ii) a principal payment of $4.0 million in May 2017 for 75% of Excess Cash Flow for the quarter ended March 31, 2017, (iii) a principal payment of $2.5 million in May 2017 required under the Third Amendment, and (iv) mandatory principal prepayments required for customer prepayments received in the second and third quarters of 2017 of $0.9 million for service periods commencing more than one year after the contract effective date.
[5]	Due to the mandatory prepayments of principal discussed under (1) above, the Company recorded a loss of $9.9 million, consisting of a write-off of the debt discounts and issuance costs associated with the funded debt in the aggregate amount of $11.9 million, less the previously recognized accretion expense related to these amounts of $2.0 million. The amount of debt discounts and issuance costs written off was based on the percentage of principal prepaid in relation to the total contractual liabilities immediately before the prepayment.
[6]	The proportionate costs and accumulated amortization for the period prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.
[7]	The proportionate debt issuance costs for periods prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.